Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Basic weighted average ordinary shares outstanding					45,178,576	45,156,145			45,170,994	45,122,446
Diluted weighted average ordinary shares outstanding					45,178,576	45,156,145			45,170,994	45,122,446
Basic and diluted net loss per ordinary share		$ (0.16)			$ (0.16)	$ (0.07)			$ (0.22)	$ (0.16)
Diluted net income (loss) per ordinary share		$ (0.16)			$ (0.16)	$ (0.07)			$ (0.22)	$ (0.16)
Common Class A [Member] | Kensington Capital Acquisition Corp. IV [Member]
Class of Stock [Line Items]
Allocation of net income (loss), basic	$ 2,016,703				$ 1,617,743
Allocation of net income (loss), diluted	$ 2,016,703				$ 1,589,219
Basic weighted average ordinary shares outstanding	23,000,000				15,121,547
Diluted weighted average ordinary shares outstanding	23,000,000				15,121,547
Basic and diluted net loss per ordinary share	$ 0.09				$ 0.11
Diluted net income (loss) per ordinary share	$ 0.09				$ 0.11
Common Class B [Member] | Kensington Capital Acquisition Corp. IV [Member]
Class of Stock [Line Items]
Allocation of net income (loss), basic	$ 864,301		$ (35,924)	$ (10,102)	$ 1,007,426
Allocation of net income (loss), diluted	$ 864,301		$ (35,924)	$ (10,102)	$ 1,035,950
Basic weighted average ordinary shares outstanding	9,857,142		7,582,417	8,571,428	9,416,732		8,571,428	[1]
Diluted weighted average ordinary shares outstanding	9,857,142		8,719,779	9,857,142	9,857,142		8,571,428	[1]
Basic and diluted net loss per ordinary share	$ 0.09		$ 0	$ 0	$ 0.11		$ (0.01)
Diluted net income (loss) per ordinary share	$ 0.09		$ 0	$ 0	$ 0.11		$ (0.01)

[1]	This number excludes an aggregate of up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.